UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22655

Northern Lights Fund Trust III
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	9/30

Date of reporting period:	3/31/26

Item 1. Reports to Stockholders.

(a)

Counterpoint Tactical Equity Fund

Class A (CPAEX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Counterpoint Tactical Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$81	1.64%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$597,085,540
Number of Portfolio Holdings	295
Advisory Fee (net of waivers)	$3,212,201
Portfolio Turnover	145%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	23.1%
Exchange-Traded Funds	11.1%
Money Market Funds	52.2%
U.S. Government & Agencies	13.6%
Warrant	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.3%
Real Estate	0.1%
Utilities	0.3%
Consumer Staples	1.2%
Communications	1.4%
Collateral for Securities Loaned	1.5%
Health Care	1.9%
Consumer Discretionary	1.9%
Financials	1.9%
Materials	2.2%
Energy	2.3%
Industrials	3.4%
Technology	6.0%
Equity	10.8%
U.S. Government & Agencies	13.3%
Money Market	49.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Fidelity Treasury Portfolio, Class I	49.5%
Counterpoint Quantitative Equity ETF	10.8%
United States Treasury Bill, 3.610%, 06/04/26	8.3%
United States Treasury Bill, 3.535%, 09/03/26	5.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	1.5%
JP Morgan International Long/Short Index Basket 2, 1/21/27	0.9%
JP Morgan International Long/Short Index Basket 3, 1/21/27	0.5%
JP Morgan International Long/Short Index Basket, 1/21/27	0.5%
JP Morgan U.S. Short Index Basket, 1/21/27	0.3%
Morgan Stanley U.S. Counterpoint Index, 4/8/27	0.3%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Counterpoint Tactical Equity Fund - Class A (CPAEX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://counterpointfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-SAR 033126-CPAEX

Counterpoint Tactical Equity Fund

Class C (CPCEX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Counterpoint Tactical Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$118	2.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$597,085,540
Number of Portfolio Holdings	295
Advisory Fee (net of waivers)	$3,212,201
Portfolio Turnover	145%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	23.1%
Exchange-Traded Funds	11.1%
Money Market Funds	52.2%
U.S. Government & Agencies	13.6%
Warrant	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.3%
Real Estate	0.1%
Utilities	0.3%
Consumer Staples	1.2%
Communications	1.4%
Collateral for Securities Loaned	1.5%
Health Care	1.9%
Consumer Discretionary	1.9%
Financials	1.9%
Materials	2.2%
Energy	2.3%
Industrials	3.4%
Technology	6.0%
Equity	10.8%
U.S. Government & Agencies	13.3%
Money Market	49.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Fidelity Treasury Portfolio, Class I	49.5%
Counterpoint Quantitative Equity ETF	10.8%
United States Treasury Bill, 3.610%, 06/04/26	8.3%
United States Treasury Bill, 3.535%, 09/03/26	5.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	1.5%
JP Morgan International Long/Short Index Basket 2, 1/21/27	0.9%
JP Morgan International Long/Short Index Basket 3, 1/21/27	0.5%
JP Morgan International Long/Short Index Basket, 1/21/27	0.5%
JP Morgan U.S. Short Index Basket, 1/21/27	0.3%
Morgan Stanley U.S. Counterpoint Index, 4/8/27	0.3%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Counterpoint Tactical Equity Fund - Class C (CPCEX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://counterpointfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-SAR 033126-CPCEX

Counterpoint Tactical Equity Fund

Class I (CPIEX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Counterpoint Tactical Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$69	1.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$597,085,540
Number of Portfolio Holdings	295
Advisory Fee (net of waivers)	$3,212,201
Portfolio Turnover	145%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	23.1%
Exchange-Traded Funds	11.1%
Money Market Funds	52.2%
U.S. Government & Agencies	13.6%
Warrant	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.3%
Real Estate	0.1%
Utilities	0.3%
Consumer Staples	1.2%
Communications	1.4%
Collateral for Securities Loaned	1.5%
Health Care	1.9%
Consumer Discretionary	1.9%
Financials	1.9%
Materials	2.2%
Energy	2.3%
Industrials	3.4%
Technology	6.0%
Equity	10.8%
U.S. Government & Agencies	13.3%
Money Market	49.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Fidelity Treasury Portfolio, Class I	49.5%
Counterpoint Quantitative Equity ETF	10.8%
United States Treasury Bill, 3.610%, 06/04/26	8.3%
United States Treasury Bill, 3.535%, 09/03/26	5.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	1.5%
JP Morgan International Long/Short Index Basket 2, 1/21/27	0.9%
JP Morgan International Long/Short Index Basket 3, 1/21/27	0.5%
JP Morgan International Long/Short Index Basket, 1/21/27	0.5%
JP Morgan U.S. Short Index Basket, 1/21/27	0.3%
Morgan Stanley U.S. Counterpoint Index, 4/8/27	0.3%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Counterpoint Tactical Equity Fund - Class I (CPIEX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://counterpointfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-SAR 033126-CPIEX

Counterpoint Tactical Income Fund

Class A (CPATX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Counterpoint Tactical Income Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$84	1.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$1,932,934,028
Number of Portfolio Holdings	33
Advisory Fee (net of waivers)	$12,648,622
Portfolio Turnover	5%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	0.1%
Money Market Funds	24.9%
Open End Funds	0.0%
U.S. Government & Agencies	75.0%

What did the Fund invest in?

Asset Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.9%
Fixed Income	0.1%
Collateral for Securities Loaned	0.1%
Money Market	25.0%
U.S. Government & Agencies	75.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Goldman Sachs Financial Square Government Fund, Class FST	24.7%
United States Treasury Bill, 3.620%, 04/28/26	12.9%
United States Treasury Bill, 3.630%, 05/26/26	12.9%
United States Treasury Bill, 3.610%, 06/18/26	12.8%
United States Treasury Bill, 3.610%, 07/21/26	12.8%
United States Treasury Bill, 3.630%, 09/24/26	12.7%
United States Treasury Note, 3.625%, 08/31/27	7.8%
United States Treasury Bill, 3.535%, 09/03/26	3.8%
Goldman Sachs Financial Square Treasury Instruments Fund, Capital Shares	0.3%
Counterpoint High Yield Trend ETF	0.1%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Counterpoint Tactical Income Fund - Class A (CPATX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://counterpointfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-SAR 033126-CPATX

Counterpoint Tactical Income Fund

Class C (CPCTX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Counterpoint Tactical Income Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$121	2.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$1,932,934,028
Number of Portfolio Holdings	33
Advisory Fee (net of waivers)	$12,648,622
Portfolio Turnover	5%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	0.1%
Money Market Funds	24.9%
Open End Funds	0.0%
U.S. Government & Agencies	75.0%

What did the Fund invest in?

Asset Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.9%
Fixed Income	0.1%
Collateral for Securities Loaned	0.1%
Money Market	25.0%
U.S. Government & Agencies	75.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Goldman Sachs Financial Square Government Fund, Class FST	24.7%
United States Treasury Bill, 3.620%, 04/28/26	12.9%
United States Treasury Bill, 3.630%, 05/26/26	12.9%
United States Treasury Bill, 3.610%, 06/18/26	12.8%
United States Treasury Bill, 3.610%, 07/21/26	12.8%
United States Treasury Bill, 3.630%, 09/24/26	12.7%
United States Treasury Note, 3.625%, 08/31/27	7.8%
United States Treasury Bill, 3.535%, 09/03/26	3.8%
Goldman Sachs Financial Square Treasury Instruments Fund, Capital Shares	0.3%
Counterpoint High Yield Trend ETF	0.1%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Counterpoint Tactical Income Fund - Class C (CPCTX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://counterpointfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-SAR 033126-CPCTX

Counterpoint Tactical Income Fund

Class I (CPITX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Counterpoint Tactical Income Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$71	1.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$1,932,934,028
Number of Portfolio Holdings	33
Advisory Fee (net of waivers)	$12,648,622
Portfolio Turnover	5%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	0.1%
Money Market Funds	24.9%
Open End Funds	0.0%
U.S. Government & Agencies	75.0%

What did the Fund invest in?

Asset Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.9%
Fixed Income	0.1%
Collateral for Securities Loaned	0.1%
Money Market	25.0%
U.S. Government & Agencies	75.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Goldman Sachs Financial Square Government Fund, Class FST	24.7%
United States Treasury Bill, 3.620%, 04/28/26	12.9%
United States Treasury Bill, 3.630%, 05/26/26	12.9%
United States Treasury Bill, 3.610%, 06/18/26	12.8%
United States Treasury Bill, 3.610%, 07/21/26	12.8%
United States Treasury Bill, 3.630%, 09/24/26	12.7%
United States Treasury Note, 3.625%, 08/31/27	7.8%
United States Treasury Bill, 3.535%, 09/03/26	3.8%
Goldman Sachs Financial Square Treasury Instruments Fund, Capital Shares	0.3%
Counterpoint High Yield Trend ETF	0.1%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Counterpoint Tactical Income Fund - Class I (CPITX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://counterpointfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-SAR 033126-CPITX

Counterpoint Tactical Municipal Fund

Class A (TMNAX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Counterpoint Tactical Municipal Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$287,914,083
Number of Portfolio Holdings	16
Advisory Fee	$1,014,667
Portfolio Turnover	5%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	96.6%
Open End Funds	3.4%

What did the Fund invest in?

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.9%
Fixed Income	3.3%
Money Market Funds	94.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
BlackRock Liquidity Funds MuniCash, Institutional Class	94.8%
Nuveen High Yield Municipal Bond Fund, Class I	3.3%
AB High Income Municipal Portfolio, Advisor Class	0.0%
Russell Tax Exempt High Yield Bond Fund, Class S	0.0%
Goldman Sachs High Yield Municipal Fund, Institutional Class	0.0%
PIMCO High Yield Municipal Bond Fund, Institutional Class	0.0%
Invesco High Yield Municipal Fund, Class Y	0.0%
Invesco Rochester Municipal Opportunities Fund, Class Y	0.0%
American High-Income Municipal Bond Fund, Class F-3	0.0%
T Rowe Price Tax-Free High Yield Fund, Inc., Class I	0.0%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Counterpoint Tactical Municipal Fund - Class A (TMNAX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://counterpointfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-SAR 033126-TMNAX

Counterpoint Tactical Municipal Fund

Class C (TMNCX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Counterpoint Tactical Municipal Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$97	1.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$287,914,083
Number of Portfolio Holdings	16
Advisory Fee	$1,014,667
Portfolio Turnover	5%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	96.6%
Open End Funds	3.4%

What did the Fund invest in?

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.9%
Fixed Income	3.3%
Money Market Funds	94.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
BlackRock Liquidity Funds MuniCash, Institutional Class	94.8%
Nuveen High Yield Municipal Bond Fund, Class I	3.3%
AB High Income Municipal Portfolio, Advisor Class	0.0%
Russell Tax Exempt High Yield Bond Fund, Class S	0.0%
Goldman Sachs High Yield Municipal Fund, Institutional Class	0.0%
PIMCO High Yield Municipal Bond Fund, Institutional Class	0.0%
Invesco High Yield Municipal Fund, Class Y	0.0%
Invesco Rochester Municipal Opportunities Fund, Class Y	0.0%
American High-Income Municipal Bond Fund, Class F-3	0.0%
T Rowe Price Tax-Free High Yield Fund, Inc., Class I	0.0%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Counterpoint Tactical Municipal Fund - Class C (TMNCX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://counterpointfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-SAR 033126-TMNCX

Counterpoint Tactical Municipal Fund

Class I (TMNIX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Counterpoint Tactical Municipal Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$287,914,083
Number of Portfolio Holdings	16
Advisory Fee	$1,014,667
Portfolio Turnover	5%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	96.6%
Open End Funds	3.4%

What did the Fund invest in?

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.9%
Fixed Income	3.3%
Money Market Funds	94.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
BlackRock Liquidity Funds MuniCash, Institutional Class	94.8%
Nuveen High Yield Municipal Bond Fund, Class I	3.3%
AB High Income Municipal Portfolio, Advisor Class	0.0%
Russell Tax Exempt High Yield Bond Fund, Class S	0.0%
Goldman Sachs High Yield Municipal Fund, Institutional Class	0.0%
PIMCO High Yield Municipal Bond Fund, Institutional Class	0.0%
Invesco High Yield Municipal Fund, Class Y	0.0%
Invesco Rochester Municipal Opportunities Fund, Class Y	0.0%
American High-Income Municipal Bond Fund, Class F-3	0.0%
T Rowe Price Tax-Free High Yield Fund, Inc., Class I	0.0%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Counterpoint Tactical Municipal Fund - Class I (TMNIX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://counterpointfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-SAR 033126-TMNIX

(b)       Not applicable

Item 2. Code of Ethics.

Not applicable

Item 3. Audit Committee Financial Expert.

Not applicable

Item 4. Principal Accountant Fees and Services.

Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)       Long Form Financial Statements

Counterpoint Tactical Income Fund

Class A – CPATX
Class C – CPCTX
Class I – CPITX

Counterpoint Tactical Equity Fund

Class A – CPAEX
Class C – CPCEX
Class I – CPIEX

Counterpoint Tactical Municipal Fund

Class A – TMNAX
Class C – TMNCX
Class I – TMNIX

Semi-Annual Financial Statements
and Additional Information
March 31, 2026

1-844-273-8637
www.counterpointfunds.com

COUNTERPOINT TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 0.1%
	FIXED INCOME - 0.1%
131,600	Counterpoint High Yield Trend ETF(a),(b)	$2,801,764
	TOTAL EXCHANGE-TRADED FUNDS (Cost$2,857,549)

	OPEN END FUNDS — 0.0%(c)
	FIXED INCOME - 0.0%(c)
1,000	BlackRock Floating Rate Income Portfolio, Institutional Class	9,340
5,000	BlackRock High Yield Portfolio, Institutional Class	35,352
1,000	BrandywineGLOBAL Corporate Credit Fund, Class IS	10,230
9,653	BrandywineGLOBAL Corporate Credit Fund, Class I	98,842
1,000	BrandywineGLOBAL High Yield Fund, Class I	9,880
1,000	Eaton Vance Income Fund of Boston, Institutional Class	5,180
11,468	Federated Hermes Institutional High Yield Bond Fund, Class IS	101,146
1,000	Fidelity Advisor Floating Rate High Income Fund, Class I	8,950
1,000	Fidelity High Income Fund, Class I	8,010
1,000	Fidelity High Income Fund, Class Z	8,010
1,000	Goldman Sachs High Yield Floating Rate Fund, Institutional Class	8,380
1,000	Ivy High Income Fund, Class I	5,750
1,000	JPMorgan High Yield Fund, Class I	6,480
1,808	Lord Abbett Floating Rate Fund, Class I	14,320
1,000	Lord Abbett High Yield Fund, Class I	6,250
1,000	MainStay MacKay High Yield Corporate Bond Fund, Class I	5,130
1,000	Nuveen High Yield Fund, Institutional Class	8,770
5,000	PGIM High Yield Fund, Class Z	23,848
6,000	PIMCO High Yield Fund, Institutional Class	47,943
1,000	Principal High Yield Fund, Institutional Class	6,570
1,000	T Rowe Price High Yield Fund, Inc., Class I	5,900
1,000	Transamerica High Yield Bond, Class I	8,040
	TOTAL OPEN END FUNDS (Cost $441,070)	442,321

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 75.7%
	U.S. TREASURY BILLS —75.7%
250,000,000	United States Treasury Bill(d)	3.6200	04/28/26	$249,318,624
250,000,000	United States Treasury Bill(d)	3.6300	05/26/26	248,613,542
250,000,000	United States Treasury Bill(d)	3.6100	06/18/26	248,055,418
250,000,000	United States Treasury Bill(a),(d)	3.6100	07/21/26	247,223,073
75,000,000	United States Treasury Bill(d)	3.5350	09/03/26	73,844,192
250,000,000	United States Treasury Bill(a),(d)	3.6300	09/24/26	245,635,445
150,000,000	United States Treasury Note	3.6250	08/31/27	149,569,337
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost$1,462,877,737)			1,462,259,631
Shares
	SHORT-TERM INVESTMENTS — 25.1%
	COLLATERAL FOR SECURITIES LOANED - 0.1%
1,300,650	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 3.67% (Cost $1,300,650)(e),(f)			1,300,650

	MONEY MARKET FUNDS - 25.0%
477,646,402	Goldman Sachs Financial Square Government Fund, Class FST, 3.55%(e)			477,646,402
6,466,737	Goldman Sachs Financial Square Treasury Instruments Fund, Capital Shares, 3.39%(e)			6,466,737
	TOTAL MONEY MARKET FUNDS (Cost $484,113,139)			484,113,139

	TOTAL SHORT-TERM INVESTMENTS (Cost$485,413,789)			485,413,789

	TOTAL INVESTMENTS - 100.9% (Cost $1,951,590,145)			$1,950,917,505
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9)%			(17,983,477)
	NET ASSETS - 100.0%			$1,932,934,028

ETF	- Exchange-Traded Fund

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2026 was $126,359,766.

(b)	Affiliated investment.

(c)	Percentage rounds to less than 0.1%.

(d)	Zero coupon bond.

(e)	Rate disclosed is the seven day effective yield as of March 31, 2026.

(f)	Security was purchased with cash received as collateral for securities on loan at March 31, 2026. Total collateral had a value of $1,300,650 at March 31, 2026. Additional non-cash collateral received from the borrower not disclosed in the Schedule of Investments had a fair value of $128,141,625.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 22.6%
	ADVERTISING & MARKETING - 0.2%
98,470	Taboola.com Ltd.(a)(b)	$305,257
26,171	Trade Desk, Inc. (The), Class A(a)	593,820
		899,077
	AEROSPACE & DEFENSE - 0.6%
32,490	Amprius Technologies, Inc.(a)	547,781
45,768	Archer Aviation, Inc., Class A(a)	236,621
2,305	FTAI Aviation Ltd.	564,725
48,958	Intuitive Machines, Inc.(a)(b)	908,660
32,541	Joby Aviation, Inc.(a)(b)	268,789
57,662	Ondas, Inc.(a)	521,264
65,909	Unusual Machines Inc(a)(b)	817,272
		3,865,112
	APPAREL & TEXTILE PRODUCTS - 0.1%
5,932	Deckers Outdoor Corporation(a)	593,734

	ASSET MANAGEMENT - 0.0%(c)
7,207	Icahn Enterprises, L.P.	54,413

	AUTOMOTIVE - 0.6%
40,125	Adient PLC(a)	810,926
9,635	Dana, Inc.	324,218
11,463	General Motors Company	853,993
124,171	Goodyear Tire & Rubber Company (The)(a)	823,254
169,464	indie Semiconductor, Inc., Class A(a)	545,674
		3,358,065
	BANKING - 0.4%
6,117	Bank of America Corporation	298,204
35,358	Eagle Bancorp, Inc.	879,352
18,329	Horizon Bancorp, Inc.	303,712
1,018	JPMorgan Chase & Company	299,455
1,431	PNC Financial Services Group, Inc. (The)	297,777
4,754	WSFS Financial Corporation	311,197
		2,389,697

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 22.6% (Continued)
	BEVERAGES - 0.2%
6,333	Molson Coors Beverage Company, Class B	$272,699
5,584	PepsiCo, Inc.	867,139
		1,139,838
	BIOTECH & PHARMA - 0.5%
633	Eli Lilly & Company	582,214
3,005	Jazz Pharmaceuticals PLC(a)	568,095
63,856	Viatris, Inc.	862,695
7,170	Zoetis, Inc.	847,566
		2,860,570
	CABLE & SATELLITE - 0.2%
9,938	Comcast Corporation, Class A	285,320
71,438	Liberty Global Ltd., Class A(a)	863,685
39,840	Liberty Latin America Ltd., C(a)(b)	351,389
		1,500,394
	CHEMICALS - 0.2%
6,389	Celanese Corporation	420,205
64,105	ICL Group Ltd.(b)	332,064
2,530	Qnity Electronics, Inc.	291,911
43,048	Tronox Holdings PLC, Class A(b)	420,579
		1,464,759
	COMMERCIAL SUPPORT SERVICES - 0.2%
47,052	AMN Healthcare Services, Inc.(a)	862,934
28,528	CoreCivic, Inc.(a)	539,464
		1,402,398
	CONSUMER SERVICES - 0.0%(c)
86,494	KinderCare Learning Companies, Inc.(a)(b)	190,287

	CONTAINERS & PACKAGING - 0.1%
136,732	Ardagh Metal Packaging S.A.	553,765

	E-COMMERCE DISCRETIONARY - 0.1%
11,852	Chewy, Inc., Class A(a)	320,004
27,299	RealReal, Inc. (The)(a)	247,875
		567,879

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 22.6% (Continued)
	ELECTRIC UTILITIES - 0.2%
7,802	Enlight Renewable Energy Ltd.(a)	$532,565
2,125	IDACORP, Inc.	303,811
838	Talen Energy Corporation(a)	267,515
1,824	Vistra Corporation	274,202
		1,378,093
	ELECTRICAL EQUIPMENT - 0.6%
1,760	Advanced Energy Industries, Inc.	567,970
37,231	Babcock & Wilcox Enterprises, Inc.(a)(b)	546,923
1,942	Camtek Ltd.(a)(b)	294,427
17,220	Cognex Corporation	843,608
1,452	Modine Manufacturing Company(a)	314,663
20,547	Ralliant Corporation	854,549
1,271	Vertiv Holdings Company, Class A	318,487
		3,740,627
	ENGINEERING & CONSTRUCTION - 0.2%
6,469	AECOM	548,701
225	Comfort Systems USA, Inc.	310,273
1,657	Dycom Industries, Inc.(a)	561,424
		1,420,398
	ENTERTAINMENT CONTENT - 0.1%
2,712	Sphere Entertainment Company(a)	318,389

	FOOD - 0.4%
38,057	BellRing Brands, Inc.(a)	612,337
38,993	Dole PLC	557,210
16,090	Herbalife Ltd.(a)	236,845
5,990	J M Smucker Company (The)	577,676
18,628	JBS N.V., Class A	334,559
		2,318,627
	FORESTRY, PAPER & WOOD PRODUCTS - 0.1%
4,945	West Fraser Timber Company Ltd.	322,859

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 22.6% (Continued)
	GAS & WATER UTILITIES - 0.1%
11,328	WaterBridge Infrastructure, LLC, Class A	$303,477

	HEALTH CARE FACILITIES & SERVICES - 0.8%
23,483	Acadia Healthcare Company, Inc.(a)(b)	549,267
42,905	Aveanna Healthcare Holdings, Inc.(a)	276,308
40,805	Brookdale Senior Living, Inc.(a)	558,212
1,774	Cencora, Inc.	557,284
17,210	Centene Corporation(a)	563,456
12,753	Concentra Group Holdings Parent, Inc.	273,552
7,941	CVS Health Corporation	570,324
1,408	Ensign Group, Inc. (The)	283,712
30,860	Fortrea Holdings, Inc.(a)	290,701
34,306	Fulgent Genetics, Inc.(a)	545,465
102,857	Teladoc Health, Inc.(a)	560,571
		5,028,852
	HOME & OFFICE PRODUCTS - 0.1%
159,680	Newell Brands, Inc.	547,702

	HOME CONSTRUCTION - 0.1%
22,492	Interface, Inc.	560,501

	HOUSEHOLD PRODUCTS - 0.1%
2,755	Kimberly-Clark Corporation	265,775
15,660	Quanex Building Products Corporation	281,410
		547,185
	INDUSTRIAL SUPPORT SERVICES - 0.1%
24,886	Resideo Technologies, Inc.(a)	838,907

	INSTITUTIONAL FINANCIAL SERVICES - 0.2%
21,734	Jefferies Financial Group, Inc.	896,962
7,845	Virtu Financial, Inc., Class A	345,023
		1,241,985
	INSURANCE - 0.5%
7,644	Equitable Holdings, Inc.	283,669

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 22.6% (Continued)
	INSURANCE - 0.5% (Continued)
16,885	Fidelis Insurance Holdings Ltd.	$322,672
36,784	Genworth Financial, Inc., Class A(a)	298,686
2,112	Globe Life, Inc.	293,927
2,231	Hartford Insurance Group, Inc. (The)	301,698
11,854	Heritage Insurance Holdings, Inc.(a)	311,168
1,452	Progressive Corporation (The)	287,844
2,799	Reinsurance Group of America, Inc.	571,444
17,711	Tiptree, Inc.	299,670
		2,970,778
	INTERNET MEDIA & SERVICES - 0.2%
2,442	Expedia Group, Inc.	563,833
112,706	Opendoor Technologies, Inc.(a)(b)	527,464
		1,091,297
	LEISURE FACILITIES & SERVICES - 0.6%
21,276	Caesars Entertainment, Inc.(a)	562,325
6,994	Cava Group, Inc.(a)(b)	565,815
10,790	Las Vegas Sands Corporation	581,365
59,818	Penn Entertainment, Inc.(a)	899,064
16,814	Sportradar Group A.G.(a)	281,466
54,212	Super Group SGHC Ltd.	585,490
3,038	Wynn Resorts Ltd.	308,509
		3,784,034
	LEISURE PRODUCTS - 0.0%(c)
8,125	Amer Sports, Inc.(a)	267,475

	MACHINERY - 0.6%
10,625	Astec Industries, Inc.	572,050
14,744	CECO Environmental Corporation(a)	878,448
19,141	Ichor Holdings Ltd.(a)	892,162
15,968	Kennametal, Inc.	576,924
31,899	Titan International, Inc.(a)	220,422
958	Watts Water Technologies, Inc., Class A	278,098
		3,418,104

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 22.6% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 0.6%
476	ABIOMED, Inc. - CVR(a),(d)	$486
26,306	Azenta, Inc.(a)	555,846
4,016	Boston Scientific Corporation(a)	252,004
134,954	Butterfly Network, Inc.(a)(b)	545,214
24,787	Enovis Corporation(a)	563,904
49,382	Novocure Ltd.(a)	538,264
22,782	Orthofix Medical, Inc.(a)	261,310
21,308	Tactile Systems Technology, Inc.(a)	556,777
12,679	Tandem Diabetes Care, Inc.(a)	243,056
		3,516,861
	METALS & MINING - 1.7%
11,586	Century Aluminum Company(a)	679,982
34,639	Coeur Mining, Inc.(a)	650,174
245,426	Denison Mines Corporation(a)	866,353
89,549	Endeavour Silver Corporation(a)	833,701
31,909	Energy Fuels, Inc.(a)	582,339
192,189	Ferroglobe PLC	791,819
20,115	Gold.com, Inc.	806,209
17,914	Hallador Energy Company(a)	291,640
29,365	Hudbay Minerals, Inc.	613,729
67,085	Lithium Americas Corporation(a)	264,986
81,261	Lithium Argentina A.G.(a)	542,823
5,724	MP Materials Corporation(a)(b)	276,240
5,661	Newmont Corporation	612,803
158,571	Standard Lithium Ltd.(a)	540,727
56,443	SunCoke Energy, Inc.	367,444
95,461	Taseko Mines Ltd.(a)	615,723
51,262	TMC the metals co, Inc.(a)(b)	239,394
21,643	Uranium Energy Corporation(a)	292,181
		9,868,267
	OIL & GAS PRODUCERS – 1.0%
8,515	Antero Resources Corporation(a)	361,377
32,124	ARKO Petroleum Corporation	574,698

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 22.6% (Continued)
	OIL & GAS PRODUCERS – 1.0% (Continued)
16,517	CVR Energy, Inc.(a)	$555,797
8,516	Delek US Holdings, Inc.	383,816
22,606	Diversified Energy Co.(b)	394,249
16,573	Energy Transfer, L.P.	319,858
8,463	Enterprise Products Partners, L.P.	320,240
17,550	Genesis Energy, L.P.	312,917
6,968	Golar LNG Ltd.	377,038
191,885	Kosmos Energy Ltd.(a)	533,440
13,563	Plains GP Holdings, L.P., Class A	329,310
26,276	Talos Energy, Inc.(a)	414,110
1,293	Targa Resources Corporation	324,194
42,285	Vermilion Energy, Inc.	582,687
		5,783,731
	OIL & GAS SERVICES & EQUIPMENT - 0.7%
98,850	Borr Drilling Ltd.	570,365
30,694	Liberty Energy, Inc., Class A	883,987
73,084	Oil States International, Inc.(a)	850,698
104,965	TETRA Technologies, Inc.(a)	894,301
133,401	Transocean Ltd.(a)	884,449
		4,083,800
	PUBLISHING & BROADCASTING - 0.1%
120,944	Gray Media, Inc.	524,897

	REAL ESTATE SERVICES - 0.1%
21,005	Newmark Group, Inc., Class A	314,865

	RENEWABLE ENERGY - 0.6%
30,859	Ameresco, Inc., Class A(a)	786,904
226,531	Ballard Power Systems, Inc.(a)	548,205
1,919	EnerSys	333,369
36,622	Fluence Energy, Inc.(a)(b)	503,919
20,410	SolarEdge Technologies, Inc.(a)(b)	1,041,930
89,127	T1 Energy, Inc.(a)(b)	391,268
		3,605,595

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 22.6% (Continued)
	RETAIL - CONSUMER STAPLES - 0.4%
50,900	Albertsons Companies, Inc., Class A(b)	$867,337
6,780	Dollar General Corporation	804,989
2,538	Dollar Tree, Inc.(a)	277,936
2,908	Ollie’s Bargain Outlet Holdings, Inc.(a)	267,652
		2,217,914
	RETAIL - DISCRETIONARY - 0.3%
71,319	Hertz Global Holdings, Inc.(a)(b)	328,781
19,407	Kohl’s Corporation(b)	250,350
6,432	Signet Jewelers Ltd.	544,405
4,518	Urban Outfitters, Inc.(a)	286,215
5,153	Victoria’s Secret & Company(a)	238,893
		1,648,644
	SEMICONDUCTORS - 1.5%
2,735	Advanced Micro Devices, Inc.(a)	556,381
39,579	Alpha & Omega Semiconductor Ltd.(a)(b)	877,070
10,638	Ambarella, Inc.(a)	547,591
12,084	Amkor Technology, Inc.	544,143
4,840	Astera Labs, Inc.(a)	530,464
1,812	Broadcom, Inc.	560,832
8,558	Kulicke & Soffa Industries, Inc.	562,432
5,798	Lattice Semiconductor Corporation(a)	537,822
1,558	Micron Technology, Inc.	526,355
2,430	MKS, Inc.	558,438
100,591	POET Technologies, Inc.(a)	597,511
1,663	SiTime Corporation(a)	574,317
7,669	Synaptics, Inc.(a)(b)	537,137
1,862	Teradyne, Inc.	552,009
14,750	Ultra Clean Holdings, Inc.(a)	917,154
		8,979,656
	SOFTWARE - 1.5%
200,664	ACV Auctions, Inc.(a)	850,815
92,371	Asana, Inc., Class A(a)(b)	591,174
4,196	Atlassian Corporation, Class A(a)	286,377

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 22.6% (Continued)
	SOFTWARE - 1.5% (Continued)
84,339	Digital Turbine, Inc.(a)	$242,896
8,758	Dynatrace, Inc.(a)	323,871
18,264	Fastly, Inc.(a)(b)	530,752
7,496	Hinge Health, Inc.(a)	289,046
8,807	IonQ, Inc.(a)(b)	253,906
12,783	Monday.com Ltd.(a)	883,433
50,534	Rapid7, Inc.(a)	278,442
28,020	Red Cat Holdings, Inc.(a)(b)	366,782
2,900	ServiceNow, Inc.(a)	303,195
16,189	SPS Commerce, Inc.(a)	901,242
17,069	Tenable Holdings, Inc.(a)	288,722
21,517	Teradata Corporation(a)	551,481
1,713	Veeva Systems, Inc., Class A(a)	300,906
38,886	Verra Mobility Corporation(a)	555,681
48,583	Vertex, Inc., Class A(a)	577,652
2,333	Workday, Inc., Class A(a)	303,103
56,914	Yext, Inc.(a)(b)	218,550
		8,898,026
	SPECIALTY FINANCE - 0.8%
8,115	Ally Financial, Inc.	318,351
8,096	Encore Capital Group, Inc.(a)	567,692
22,604	EZCORP, Inc., Class A(a)(b)	573,691
46,984	Flywire Corporation(a)	546,894
15,801	Jefferson Capital, Inc.(b)	303,853
39,698	LendingClub Corporation(a)	568,475
32,416	PRA Group, Inc.(a)	567,280
156,116	Redwood Trust, Inc.	875,811
6,942	Walker & Dunlop, Inc.	308,086
		4,630,133
	STEEL - 0.1%
97,669	Cleveland-Cliffs, Inc.(a)(b)	825,303
22,935	Mechel PJSC - ADR(a),(d)	—
		825,303

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 22.6% (Continued)
	TECHNOLOGY HARDWARE - 1.3%
32,721	ADTRAN Holdings, Inc.(a)	$411,630
4,498	Arista Networks, Inc.(a)	552,264
4,961	Avnet, Inc.	305,697
101,551	Corsair Gaming, Inc.(a)	563,608
8,752	Credo Technology Group Holding Ltd.(a)	821,551
36,640	Extreme Networks, Inc.(a)	552,531
1,211	Garmin Ltd.	280,964
15,145	Ingram Micro Holding Corporation(b)	353,030
1,893	InterDigital, Inc.(b)	571,687
466	Lumentum Holdings, Inc.(a)	327,486
1,267	Motorola Solutions, Inc.	549,840
41,348	NCR Voyix Corporation(a)(b)	261,733
25,622	NETGEAR, Inc.(a)	559,584
4,261	Sanmina Corporation(a)	552,396
33,105	Stratasys Ltd.(a)	258,550
9,784	Super Micro Computer, Inc.(a)	222,782
11,098	Viavi Solutions, Inc.(a)	369,341
1,430	Zebra Technologies Corporation, Class A(a)	298,984
		7,813,658
	TECHNOLOGY SERVICES - 1.8%
2,929	Accenture PLC, Class A	580,791
7,648	ASGN, Inc.(a)	296,054
2,778	Automatic Data Processing, Inc.	564,434
19,394	Core Scientific, Inc.(a)	290,134
46,830	DXC Technology Company(a)	588,653
20,207	EVERTEC, Inc.	570,242
18,750	ExlService Holdings, Inc.(a)	570,937
11,985	Fidelity National Information Services, Inc.	562,216
15,281	Fiserv, Inc.(a)	852,680
3,682	Gartner, Inc.(a)	583,008
14,998	John Wiley & Sons, Inc., Class A(b)	571,424
21,947	LiveRamp Holdings, Inc.(a)	582,034
1,136	Mastercard, Inc., Class A	567,614
56,464	Pagseguro Digital Ltd., Class A	565,769
35,534	Remitly Global, Inc.(a)	556,818

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 22.6% (Continued)
	TECHNOLOGY SERVICES - 1.8% (Continued)
29,628	TaskUS, Inc., Class A(b)	$198,804
32,265	Toast, Inc., Class A(a)	855,345
1,870	Visa, Inc., Class A	565,189
63,428	Western Union Company (The)(b)	553,726
		10,475,872
	TELECOMMUNICATIONS - 0.6%
18,123	Cogent Communications Holdings, Inc.	341,437
8,163	EchoStar Corporation, Class A(a)(b)	955,643
8,033	GCI Liberty, Inc., Class C(a)	298,908
11,965	IDT Corporation, Class B	587,482
130,115	Lumen Technologies, Inc.(a)	904,299
107,296	Satellogic, Inc.(a)	583,690
2,693	T-Mobile US, Inc.	565,611
		4,237,070
	TRANSPORTATION & LOGISTICS - 1.0%
5,816	Alaska Air Group, Inc.(a)	213,912
33,501	Costamare, Inc.	566,167
2,423	FedEx Corporation	863,023
33,550	Forward Air Corporation(a)	560,621
16,490	Frontline PLC	574,841
24,852	Genco Shipping & Trading Ltd.	560,413
4,395	Navios Maritime Partners, L.P.	296,575
34,200	Pangaea Logistics Solutions Ltd.	242,136
1,352	Ryder System, Inc.	276,768
81,426	SFL Corp Ltd.(b)	878,586
24,712	Star Bulk Carriers Corporation	567,635
8,967	Tsakos Energy Navigation Ltd.(b)	353,838
		5,954,515
	WHOLESALE - CONSUMER STAPLES - 0.1%
21,390	Mission Produce, Inc.(a)(b)	294,326
6,862	Sysco Corporation	489,467
		783,793

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares				Fair Value
	TOTAL COMMON STOCKS (Cost $137,898,464)			$135,101,878

	EXCHANGE-TRADED FUNDS — 10.8%
	EQUITY - 10.8%
1,549,616	Counterpoint Quantitative Equity ETF(b),(e)			64,758,453
	TOTAL EXCHANGE-TRADED FUNDS (Cost $51,889,967)

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 13.3%
	U.S. TREASURY BILLS — 13.3%
50,000,000	United States Treasury Bill(f),(j)	3.610	06/04/26	49,679,000
30,000,000	United States Treasury Bill(f),(j)	3.535	09/03/26	29,537,677
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $79,234,106)			79,216,677

Shares		Expiration Date	Exercise Price
	WARRANT — 0.0%(c)
	E-COMMERCE DISCRETIONARY - 0.0% (c)
9,696	Bed Bath & Beyond, Inc.	10/08/2026	$15.50	5,444

	INTERNET MEDIA & SERVICES - 0.0% (c)
2,100	Opendoor Technologies, Inc. Series K Warrants	11/23/2026	9.00	1,275
2,100	Opendoor Technologies, Inc. Series A Warrants	11/23/2026	13.00	517
2,100	Opendoor Technologies, Inc. Series Z Warrants	11/23/2026	17.00	494
				2,286

	TOTAL WARRANT (Cost $38,941)			7,730

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 51.0%
	COLLATERAL FOR SECURITIES LOANED - 1.5%
8,766,401	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 3.67% (Cost $8,766,401)(g),(h)	$8,766,401

	MONEY MARKET FUNDS - 49.5%
295,695,194	Fidelity Treasury Portfolio,Class I, 3.54% (Cost $295,695,194)(h)	295,695,194

	TOTAL SHORT-TERM INVESTMENTS (Cost $304,461,595)	304,461,595

	TOTAL INVESTMENTS - 97.7% (Cost $573,523,073)	$583,546,333
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.3%	13,539,207
	NET ASSETS - 100.0%	$597,085,540

OPEN FUTURES CONTRACTS
Number of Contracts	Description	Counterpart	Long/Short	Expiration	Notional Amount(i)	Value and Unrealized Depreciation
97	CME E-Mini Standard & Poor’s 500 Index Future	Goldman Sachs	Long	06/22/2026	$31,868,138	$(2,375)
96	CME E-Mini Standard & Poor’s MidCap 400 Index Future	Goldman Sachs	Long	06/22/2026	32,606,400	(753,120)
	TOTAL FUTURES CONTRACTS					$(755,495)

ADR	- American Depositary Receipt

A.G.	- Aktiengesellschaft

CVR	- Contingent Value Right

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

L.P.	- Limited Partnership

Ltd.	- Limited Company

N.V.	- Naamioze Vennootschap

PJSC	- Public Joint-Stock Company

PLC	- Public Limited Company

S.A.	- Société Anonyme

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2026 was $16,455,093.

(c)	Percentage rounds to less than 0.1%.

(d)	The fair value of this security has been determined in good faith pursuant to valuation policies established by the Board of Trustees.

(e)	Affiliated investment.

(f)	Zero coupon bond. Discount rate shown.

(g)	Security was purchased with cash received as collateral for securities on loan at March 31, 2026. Total collateral had a value of $8,766,401 at March 31, 2026. Additional non-cash collateral received from the borrower not disclosed in the Schedule of Investments had a fair value of $7,565,686.

(h)	Rate disclosed is the seven day effective yield as of March 31, 2026.

(i)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(j)	All or a portion of this security is pledged as collateral for total return swaps. As of March 31, 2026, the fair value of the pledged portion is 75,242,357.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

TOTAL RETURN SWAPS
Description/Received	Payment Frequency	Currency	Rate Paid*	Counterparty	Number Of Contracts	Maturity Date	Notional Amount	Upfront Payments/ Receipts	Unrealized Appreciation/ (Depreciation)
JP Morgan International Long/Short Index Basket**	Maturity	USD	1.13%	JP Morgan	659,400	1/21/2027	$76,156,732	$—	$2,741,936
JP Morgan International Long/Short Index Basket 2**	Maturity	USD	1.26%	JP Morgan	1,050,400	1/21/2027	113,650,249	—	5,416,268
JP Morgan International Long/Short Index Basket 3**	Maturity	USD	1.21%	JP Morgan	1,118,300	1/21/2027	121,788,957	—	3,232,734
JP Morgan International Long/Short Index Basket 4**	Maturity	USD	0.64%	JP Morgan	465,000	1/21/2027	45,429,249	—	(287,235)
JP Morgan U.S. Long/Short Index Basket**	Maturity	USD	1.17%	JP Morgan	470,000	1/21/2027	40,613,217	—	36,942
JP Morgan U.S. Long/Short Index Basket 2**	Maturity	USD	1.56%	JP Morgan	648,600	1/21/2027	58,250,703	—	(1,483,674)
JP Morgan U.S. Long/Short Index Basket 3**	Maturity	USD	0.45%	JP Morgan	393,000	1/21/2027	35,932,055	—	(2,425,425)
Morgan Stanley International Counterpoint Index **	Maturity	USD	1.37%	Morgan Stanley	532,000	4/8/2027	52,586,384	—	(519,544)
Morgan Stanley U.S. Counterpoint Index **	Maturity	USD	1.34%	Morgan Stanley	426,500	4/8/2027	42,477,857	—	1,720,338
									8,432,340

Description/Paid	Payment Frequency	Currency	Rate Received*	Counterparty	Number Of Contracts	Maturity Date	Notional Amount	Upfront Payments/ Receipts	Unrealized Appreciation/ (Depreciation)
JP Morgan U.S. Short Index Basket**	Maturity	USD	OBFR - 0.93%	JP Morgan	702,986	1/21/2027	52,785,466	—	1,894,142
JP Morgan U.S. Short Index Basket 2**	Maturity	USD	OBFR - 0.95%	JP Morgan	1,120,326	1/21/2027	83,525,508	—	(1,607,383)
									$286,759

									$8,719,099

OBFR - Overnight Bank Funding Rate

*	Rate shown is the all in weighted rate as of March 31, 2026.

**	The underlying holdings of this security can be found at https://counterpointfunds.com/tactical-equity-fund/

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	OPEN END FUNDS — 3.3%
	FIXED INCOME - 3.3%
1,000	AB High Income Municipal Portfolio, Advisor Class	$10,140
100	American Century High-Yield Municipal Fund, Class I	864
100	American High-Income Municipal Bond Fund, Class F-3	1,520
100	Delaware National High-Yield Municipal Bond Fund, Institutional Class,	966
100	Eaton Vance High Yield Municipal Income Fund, Class I	802
100	Franklin High Yield Tax-Free Income Fund, Advisor Class	884
1,000	Goldman Sachs High Yield Municipal Fund, Institutional Class	8,960
100	Invesco AMT-Free Municipal Fund, Class Y	665
1,000	Invesco High Yield Municipal Fund, Class Y	8,210
1,000	Invesco Rochester Municipal Opportunities Fund, Class Y	6,510
672,179	Nuveen High Yield Municipal Bond Fund, Class I	9,484,450
100	PGIM Muni High Income Fund, Class Z	926
1,000	PIMCO High Yield Municipal Bond Fund, Institutional Class	8,320
945	Russell Tax Exempt High Yield Bond Fund, Class S	9,066
100	T Rowe Price Tax-Free High Yield Fund, Inc., Class I	1,105
	TOTAL OPEN END FUNDS (Cost$10,005,602)	9,543,388

	SHORT-TERM INVESTMENTS — 94.8%
	MONEY MARKET FUNDS - 94.8%
272,799,203	BlackRock Liquidity Funds MuniCash, Institutional Class, 2.15% (Cost $272,826,483)(a)	272,826,483

	TOTAL INVESTMENTS - 98.1% (Cost $282,832,085)	$282,369,871
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.9%	5,544,212
	NET ASSETS - 100.0%	$287,914,083

(a)	Rate disclosed is the seven day effective yield as of March 31, 2026.

See accompanying notes to financial statements.

COUNTERPOINT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2026

				Counterpoint
	Counterpoint Tactical	Counterpoint		Tactical Municipal
	Income Fund	Tactical Equity Fund		Fund
ASSETS
Investment securities:
Affiliated investments at cost	$2,857,549	$51,889,967		$—
Unaffiliated investments at cost	1,948,732,596	521,633,106		282,832,085
Total investments at cost	$1,951,590,145	$573,523,073		$282,832,085
Affiliated investments at fair value	$2,801,764	$64,758,453		$—
Unaffiliated investments at fair value *	1,948,115,741	518,787,880		282,369,871
Total investments at fair value	$1,950,917,505	$583,546,333		$282,369,871
Cash	—	—		4,000,000
Cash held for collateral at broker (a)	4,676,996	11,859,781		423,433
Dividends and interest receivable	4,709,553	705,412		860,697
Receivable for Fund shares sold	1,955,806	1,865,233		586,080
Due from broker - swaps	—	1,106,813		—
Unrealized appreciation on total return swaps	—	8,719,099		—
Prepaid expenses and other assets	84,823	95,693		32,417
TOTAL ASSETS	1,962,344,683	607,898,364		288,272,498

LIABILITIES
Securities lending collateral	1,300,650	8,766,401		—
Due to broker - swaps	—	21,560		—
Investment advisory fees payable	2,108,146	596,572		171,735
Payable for Fund shares redeemed	25,549,776	596,966		68,216
Payable to related parties	203,690	39,059		26,081
Distribution (12b-1) fees payable	87,623	14,796		6,282
Payable for securities purchased	4,258	20,495		—
Unrealized depreciation on futures contracts	—	755,495		—
Accrued expenses and other liabilities	156,512	1,480		86,101
TOTAL LIABILITIES	29,410,655	10,812,824		358,415
NET ASSETS	$1,932,934,028	$597,085,540		$287,914,083

NET ASSETS CONSIST OF:
Paid in capital	$1,963,497,985	$566,280,234		$289,959,331
Accumulated earnings (deficit)	$(30,563,957)	$30,805,306		$(2,045,248)
NET ASSETS	$1,932,934,028	$597,085,540		$287,914,083

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$91,927,659	$46,619,784		$16,837,459
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	8,340,821	2,100,115		1,595,344
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$11.02	$22.20	(b)	$10.55
Maximum offering price per share (maximum sales charge of 4.50%, 5.75% and 4.50%, respectively)	$11.54	$23.55	(b)	$11.05

Class C Shares :
Net Assets	$76,383,631	$5,289,461		$3,249,906
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	6,984,688	257,167		312,966
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$10.94	$20.57	(b)	$10.38

Class I Shares:
Net Assets	$1,764,622,738	$545,176,295		$267,826,718
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	160,341,773	23,985,548		25,335,495
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$11.01	$22.73	(b)	$10.57

*	Includes Securities Loaned $126,359,766; $16,455,093; $0, respectively.

(a)	Represents collateral for futures contracts and swaps.

(b)	The NAV and offering price shown above differs from the traded NAV on March 31, 2026 due to financial statement rounding and/or financial statement adjustments.

See accompanying notes to financial statements.

COUNTERPOINT FUNDS
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2026

	Counterpoint	Counterpoint	Counterpoint
	Tactical Income	Tactical Equity	Tactical Municipal
	Fund	Fund	Fund
INVESTMENT INCOME
Dividends - Unaffiliated Investments (including foreign dividend tax withholding of $0, $898 and $0, respectively)	$52,705,258	$1,249,205	$6,998,301
Dividends - Affiliated Investments	75,909	516,846	—
Interest	7,520,165	4,832,581	173,100
Securities lending income	424,164	115,583	131,883
TOTAL INVESTMENT INCOME	60,725,496	6,714,215	7,303,284

EXPENSES
Investment advisory fees	12,655,108	3,406,974	1,014,667
Distribution (12b-1) fees:
Class A	137,829	48,052	20,538
Class C	395,452	22,992	16,393
Third party administrative servicing fees	609,916	163,535	86,972
Administrative services fees	422,419	121,696	70,565
Transfer agent fees	328,274	84,060	47,205
Accounting services fees	152,479	40,884	21,743
Custodian fees	119,547	34,658	19,946
Registration fees	99,604	59,425	34,904
Printing and postage expenses	74,548	12,362	7,501
Compliance officer fees	24,817	11,917	11,917
Trustees’ fees and expenses	11,934	10,936	10,936
Audit fees	11,701	10,965	10,843
Insurance expense	9,203	3,221	2,485
Legal fees	8,976	8,976	8,976
Other expenses	37,357	9,972	7,480
TOTAL EXPENSES	15,099,164	4,050,625	1,393,071

Fees waived for affiliated investments	(6,486)	(194,773)	—
TOTAL NET EXPENSES	15,092,678	3,855,852	1,393,071

NET INVESTMENT INCOME	45,632,818	2,858,363	5,910,213

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on unaffiliated investments	(1,594,439)	19,263,134	3,068,244
Net realized gain on foreign currency transactions	—	3,534	—
Net realized loss on futures contracts	—	(5,599,573)	—
Net realized loss on future options purchased	—	(2,306,558)	—
Net realized gain (loss) on swap contracts	(4,617,683)	3,522,282	—
	(6,212,122)	14,882,819	3,068,244

Net change in unrealized depreciation on unaffiliated investments	(44,836,510)	(16,941,207)	(6,297,869)
Net change in unrealized appreciation (depreciation) on affiliated investments	(76,279)	3,178,312	—
Net change in unrealized depreciation on futures contracts	—	(1,061,560)	—
Net change in unrealized depreciation on foreign currency translations	—	(18)	—
Net change in unrealized depreciation on swap contracts	(461,153)	(14,282,754)	—
	(45,373,942)	(29,107,227)	(6,297,869)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(51,586,064)	(14,224,408)	(3,229,625)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,953,246)	$(11,366,045)	$2,680,588

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2026	September 30, 2025
FROM OPERATIONS	(Unaudited)
Net investment income	$45,632,818	$94,671,959
Net realized gain (loss) on investments, futures contracts, future options purchased, swap contracts, swaptions purchased and swaptions written	(6,212,122)	7,883,529
Net change in unrealized depreciation on investments and swap contracts	(45,373,942)	(20,939,731)
Net increase (decrease) in net assets resulting from operations	(5,953,246)	81,615,757

DISTRIBUTIONS TO SHAREHOLDERS
Distributions paid:
Class A	(2,477,377)	(5,315,455)
Class C	(1,523,324)	(3,382,497)
Class I	(44,434,343)	(91,916,331)
Net decrease in net assets resulting from distributions to shareholders	(48,435,044)	(100,614,283)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	9,890,962	43,648,476
Class C	9,558,082	27,312,333
Class I	306,605,977	807,714,408
Net asset value of shares issued in reinvestment of distributions:
Class A	2,430,581	5,215,284
Class C	1,424,757	3,126,496
Class I	40,765,245	83,224,110
Payments for shares redeemed:
Class A	(34,538,473)	(25,613,503)
Class C	(12,686,126)	(22,804,108)
Class I	(402,898,186)	(604,188,817)
Net increase (decrease) in net assets from shares of beneficial interest	(79,447,181)	317,634,679

TOTAL INCREASE (DECREASE) IN NET ASSETS	(133,835,471)	298,636,153

NET ASSETS
Beginning of Period	2,066,769,499	1,768,133,346
End of Period	$1,932,934,028	$2,066,769,499

SHARE ACTIVITY
Class A:
Shares Sold	878,040	3,857,342
Shares Reinvested	216,432	462,370
Shares Redeemed	(3,081,628)	(2,269,017)
Net increase (decrease) in shares of beneficial interest outstanding	(1,987,156)	2,050,695

Class C:
Shares Sold	855,051	2,426,061
Shares Reinvested	127,881	279,002
Shares Redeemed	(1,136,085)	(2,034,041)
Net increase (decrease) in shares of beneficial interest outstanding	(153,153)	671,022

Class I:
Shares Sold	27,238,879	71,503,642
Shares Reinvested	3,636,878	7,385,788
Shares Redeemed	(35,837,529)	(53,680,410)
Net increase (decrease) in shares of beneficial interest outstanding	(4,961,772)	25,209,020

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2026	September 30, 2025
FROM OPERATIONS	(Unaudited)
Net investment income	$2,858,363	$2,266,483
Net realized gain on investments, foreign currency transactions, futures contracts future options purchased, swap contracts and options purchased	14,882,819	24,937,520
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations, futures contracts, future options purchased and swap contracts	(29,107,227)	21,309,964
Net increase (decrease) in net assets resulting from operations	(11,366,045)	48,513,967

DISTRIBUTIONS TO SHAREHOLDERS
Distributions paid:
Class A	(1,427,556)	(486,902)
Class C	(228,066)	(48,368)
Class I	(25,590,224)	(5,724,006)
Net decrease in net assets resulting from distributions to shareholders	(27,245,846)	(6,259,276)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	46,189,389	21,966,536
Class C	1,541,627	2,586,626
Class I	190,429,050	382,206,543
Net asset value of shares issued in reinvestment of distributions:
Class A	1,347,806	471,227
Class C	217,667	46,064
Class I	23,133,025	5,260,829
Payments for shares redeemed:
Class A	(25,311,350)	(13,847,633)
Class C	(393,245)	(462,794)
Class I	(101,791,441)	(134,643,142)
Net increase in net assets from shares of beneficial interest	135,362,528	263,584,256

TOTAL INCREASE IN NET ASSETS	96,750,637	305,838,947

NET ASSETS
Beginning of Period	500,334,903	194,495,956
End of Period	$597,085,540	$500,334,903

SHARE ACTIVITY
Class A:
Shares Sold	1,961,688	983,558
Shares Reinvested	60,576	21,609
Shares Redeemed	(1,079,435)	(616,968)
Net increase in shares of beneficial interest outstanding	942,829	388,199

Class C:
Shares Sold	72,240	123,012
Shares Reinvested	10,536	2,258
Shares Redeemed	(18,350)	(22,080)
Net increase in shares of beneficial interest outstanding	64,426	103,190

Class I:
Shares Sold	8,054,123	16,618,225
Shares Reinvested	1,015,943	236,057
Shares Redeemed	(4,295,157)	(5,849,126)
Net increase in shares of beneficial interest outstanding	4,774,909	11,005,156

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL MUNICIPAL FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2026	September 30, 2025
FROM OPERATIONS	(Unaudited)
Net investment income	$5,910,213	$8,399,747
Net realized gain on investments, futures contracts, future options purchased, future options written, swap contracts and swaptions purchased	3,068,244	2,758,215
Net change in unrealized depreciation on investments and future options purchased	(6,297,869)	(13,910,577)
Net increase (decrease) in net assets resulting from operations	2,680,588	(2,752,615)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions paid:
Class A	(310,198)	(356,403)
Class C	(51,809)	(66,326)
Class I	(5,508,197)	(7,903,134)
Net decrease in net assets resulting from distributions to shareholders	(5,870,204)	(8,325,863)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	2,870,299	8,739,229
Class C	138,000	1,619,197
Class I	38,105,551	105,374,742
Net asset value of shares issued in reinvestment of distributions:
Class A	302,962	343,586
Class C	48,731	61,565
Class I	4,788,470	6,963,694
Payments for shares redeemed:
Class A	(3,057,997)	(4,449,504)
Class C	(284,892)	(1,099,748)
Class I	(39,783,935)	(121,326,245)
Net increase (decrease) in net assets from shares of beneficial interest	3,127,189	(3,773,484)

TOTAL DECREASE IN NET ASSETS	(62,427)	(14,851,962)

NET ASSETS
Beginning of Period	287,976,510	302,828,472
End of Period	$287,914,083	$287,976,510

SHARE ACTIVITY
Class A:
Shares Sold	268,105	825,877
Shares Reinvested	28,319	32,289
Shares Redeemed	(284,456)	(419,861)
Net increase in shares of beneficial interest outstanding	11,968	438,305

Class C:
Shares Sold	13,203	152,279
Shares Reinvested	4,629	5,859
Shares Redeemed	(27,004)	(105,221)
Net increase (decrease) in shares of beneficial interest outstanding	(9,172)	52,917

Class I:
Shares Sold	3,548,803	9,894,221
Shares Reinvested	447,066	653,026
Shares Redeemed	(3,706,143)	(11,466,812)
Net increase (decrease) in shares of beneficial interest outstanding	289,726	(919,565)

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the	For the		For the		For the		For the
	March 31, 2026		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	(Unaudited)		September 30, 2025	September 30, 2024		September 30, 2023		September 30, 2022		September 30, 2021
Net asset value, beginning of period	$11.33		$11.44	$11.00		$11.02		$11.68		$11.04
Activity from investment operations:
Net investment income (1)	0.23		0.53	0.61		0.59		0.26		0.35
Net realized and unrealized gain (loss) (2)	(0.28)		(0.08)	0.45		(0.01)		(0.67)		0.65
Total from investment operations	(0.05)		0.45	1.06		0.58		(0.41)		1.00
Less distributions from:
Net investment income	(0.26)		(0.56)	(0.62)		(0.60)		(0.25)		(0.36)
Return of Capital	—		—	—		—		(0.00	) (3)	—
Total distributions	(0.26)		(0.56)	(0.62)		(0.60)		(0.25)		(0.36)
Net asset value, end of period	$11.02		$11.33	$11.44		$11.00		$11.02		$11.68
Total return (4)	(0.49	)% (9)	4.11%	9.91	% (8)	5.43	% (8)	(3.53)%		9.14%
Net assets, at end of period (000’s)	$91,928		$116,965	$94,662		$74,726		$75,164		$71,948
Ratio of gross expenses to average net assets before waiver (5,6)	1.68	% (10)	1.69%	1.69%		1.72%		1.71%		1.73%
Ratio of net expenses to average net assets after waiver (5)	1.68	% (10)	1.69%	1.69%		1.72%		1.71%		1.73%
Ratio of net investment income before waiver to average net assets (5,7)	4.08	% (10)	4.67%	5.45%		5.38%		2.32%		3.03%
Ratio of net investment income after waiver to average net assets (5,7)	4.08	% (10)	4.67%	5.45%		5.38%		2.32%		3.03%
Portfolio Turnover Rate	5	% (9)	94%	61%		1%		493%		36%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statements of Operations due to timing of share transactions during the year.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(9)	Not annualized.

(10)	Annualized.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the	For the	For the	For the		For the
	March 31, 2026		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	(Unaudited)		September 30, 2025	September 30, 2024	September 30, 2023	September 30, 2022		September 30, 2021
Net asset value, beginning of period	$11.24		$11.36	$10.92	$10.95	$11.63		$11.00
Activity from investment operations:
Net investment income (1)	0.18		0.44	0.53	0.50	0.18		0.26
Net realized and unrealized gain (loss) (2)	(0.26)		(0.08)	0.45	(0.01)	(0.67)		0.65
Total from investment operations	(0.08)		0.36	0.98	0.49	(0.49)		0.91
Less distributions from:
Net investment income	(0.22)		(0.48)	(0.54)	(0.52)	(0.19)		(0.28)
Return of capital	—		—	—	—	(0.00	) (3)	—
Total distributions	(0.22)		(0.48)	(0.54)	(0.52)	(0.19)		(0.28)
Net asset value, end of period	$10.94		$11.24	$11.36	$10.92	$10.95		$11.63
Total return (4)	(0.77	)% (8)	3.28%	9.19%	4.56%	(4.26)%		8.30%
Net assets, at end of period (000’s)	$76,384		$80,237	$73,442	$55,541	$53,229		$50,772
Ratio of gross expenses to average net assets before waiver (5,6)	2.43	% (9)	2.44%	2.44%	2.47%	2.46%		2.48%
Ratio of net expenses to average net assets after waiver (5)	2.43	% (9)	2.44%	2.44%	2.47%	2.46%		2.48%
Ratio of net investment income before waiver to average net assets (5,7)	3.30	% (9)	3.96%	4.69%	4.64%	1.56%		2.27%
Ratio of net investment income after waiver to average net assets (5,7)	3.30	% (9)	3.96%	4.69%	4.64%	1.56%		2.27%
Portfolio Turnover Rate	5	% (8)	94%	61%	1%	493%		36%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statements of Operations due to timing of share transactions during the year.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Annualized.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the	For the	For the	For the		For the
	March 31, 2026		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	(Unaudited)		September 30, 2025	September 30, 2024	September 30, 2023	September 30, 2022		September 30, 2021
Net asset value, beginning of period	$11.31		$11.42	$10.98	$11.01	$11.67		$11.04
Activity from investment operations:
Net investment income (1)	0.24		0.56	0.64	0.62	0.28		0.37
Net realized and unrealized gain (loss) (2)	(0.27)		(0.08)	0.45	(0.02)	(0.66)		0.65
Total from investment operations	(0.03)		0.48	1.09	0.60	(0.38)		1.02
Less distributions from:
Net investment income	(0.27)		(0.59)	(0.65)	(0.63)	(0.28)		(0.39)
Return of capital	—		—	—	—	(0.00	) (3)	—
Total distributions	(0.27)		(0.59)	(0.65)	(0.63)	(0.28)		(0.39)
Net asset value, end of period	$11.01		$11.31	$11.42	$10.98	$11.01		$11.67
Total return (4)	(0.28	)% (8)	4.37%	10.20%	5.61%	(3.31)%		9.32%
Net assets, at end of period (000s)	$1,764,623		$1,869,568	$1,600,030	$1,074,505	$883,270		$769,603
Ratio of gross expenses to average net assets before waiver (5,6)	1.43	% (9)	1.44%	1.44%	1.47%	1.46%		1.48%
Ratio of net expenses to average net assets after waiver (5)	1.43	% (9)	1.44%	1.44%	1.47%	1.46%		1.48%
Ratio of net investment income before waiver to average net assets (5,7)	4.30	% (9)	4.94%	5.69%	5.66%	2.51%		3.23%
Ratio of net investment income after waiver to average net assets (5,7)	4.30	% (9)	4.94%	5.69%	5.66%	2.51%		3.23%
Portfolio Turnover Rate	5	% (8)	94%	61%	1%	493%		36%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statements of Operations due to timing of share transactions during the year.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Annualized.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the		For the		For the		For the	For the
	March 31, 2026		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	(Unaudited)		September 30, 2025		September 30, 2024		September 30, 2023		September 30, 2022	September 30, 2021
Net asset value, beginning of period	$23.82		$21.07		$16.02		$15.76		$11.08	$10.30
Activity from investment operations:
Net investment income (loss) (1)	0.08		0.07	(12)	0.07		0.11		(0.09)	(0.09)
Net realized and unrealized gain (loss) (2)	(0.48)		3.16		5.34		0.63		4.77	0.87
Total from investment operations	(0.40)		3.23		5.41		0.74		4.68	0.78
Less distributions from:
Net investment income	(0.08)		(0.02)		(0.36)		—		—	—
Return of capital	—		—		—		(0.11)		—	—
Net realized gains	(1.14)		(0.46)		—		(0.37)		—	—
Total distributions	(1.22)		(0.48)		(0.36)		(0.48)		—	—
Net asset value, end of period	$22.20		$23.82		$21.07		$16.02		$15.76	$11.08
Total return (3)	(1.69	)% (8,10)	15.52	% (8)	34.50	% (8)	4.80	% (8)	42.24%	7.57%
Net assets, at end of period (000s)	$46,620		$27,564		$16,205		$6,521		$5,203	$839
Ratio of gross expenses to average net assets before waiver/recapture (4,5,6)	1.64	% (9,11)	1.69	% (9)	1.82	% (9)	2.03%		2.10%	3.74%
Ratio of net expenses to average net assets after waiver/recapture (4,5)	1.64	% (9,11)	1.71	% (9)	1.93	% (9)	2.00%		2.00%	2.04%
Ratio of net investment income (loss) before waiver/recapture to average net assets (4,7)	0.79	% (11)	0.42%		0.56%		0.69%		(0.69)%	(2.66)%
Ratio of net investment income (loss) after waiver/recapture to average net assets (4,7)	0.79	% (11)	0.40%		0.45%		0.72%		(0.59)%	(0.96)%
Portfolio Turnover Rate	145	% (10)	236%		230%		391%		350%	230%

(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2) Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statements of Operations due to timing of share transactions during the year.

(3) Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4) Does not include the expenses of other investment companies in which the Fund invests.

(5) Excluding interest expense and dividends on securities sold short, the following ratios would have been:

Gross expenses to average net assets (6)	N/A		N/A		N/A		N/A		N/A	3.70%

Net expenses to average net assets	N/A		N/A		N/A		N/A		N/A	2.00%

(6) Represents the ratio of expenses to average net assets absent fee waivers or expense reimbursements by the advisor.

(7) Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8) Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(9) Ratios shown in the table above include fees waived by the advisor for investments in affiliated investments. Excluding fees waived by the advisor for investments in affiliated investments, the following ratios would have been:

Gross expenses to average net assets	1.71	% (11)	1.76%		1.89%		N/A		N/A	N/A

Net expenses to average net assets	1.71	% (11)	1.78%		2.00%		N/A		N/A	N/A

(10) Not annualized.

(11) Annualized.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the		For the		For the		For the	For the
	March 31, 2026		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	(Unaudited)		September 30, 2025		September 30, 2024		September 30, 2023		September 30, 2022	September 30, 2021
Net asset value, beginning of period	$22.15		$19.77		$15.04		$14.93		$10.58	$9.91
Activity from investment operations:
Net investment loss (1)	—		(0.09)		(0.06	) (10)	(0.01)		(0.22)	(0.16)
Net realized and unrealized gain (loss) (2)	(0.44)		2.94		5.03		0.60		4.57	0.83
Total from investment operations	(0.44)		2.85		4.97		0.59		4.35	0.67
Less distributions from:
Net investment income	—		(0.01)		(0.24)		—		—	—
Return of capital	—		—		—		(0.11)		—	—
Net realized gains	(1.14)		(0.46)		—		(0.37)		—	—
Total distributions	(1.14)		(0.47)		(0.24)		(0.48)		—	—
Net asset value, end of period	$20.57		$22.15		$19.77		$15.04		$14.93	$10.58
Total return (3)	(2.03	)% (8)	14.62	% (8)	33.55	% (8)	4.04	% (8)	41.12%	6.76%
Net assets, at end of period (000s)	$5,289	(11)	$4,269		$1,770		$1,060		$1,024	$516
Ratio of gross expenses to average net assets before waiver/recapture (4,5,6)	2.39	% (9,12)	2.44	% (9)	2.57	% (9)	2.78%		2.85%	4.49%
Ratio of net expenses to average net assets after waiver/recapture (4,5)	2.39	% (9,12)	2.46	% (9)	2.68	% (9)	2.75%		2.75%	2.79%
Ratio of net investment income (loss) before waiver/recapture to average net assets (4,7)	0.08	% (12)	(0.34)%		(0.16)%		(0.10)%		(1.61)%	(3.43)%
Ratio of net investment income (loss) after waiver/recapture to average net assets (4,7)	0.08	% (12)	(0.36)%		(0.27)%		(0.07)%		(1.51)%	(1.73)%
Portfolio Turnover Rate	145	% (11)	236%		230%		391%		350%	230%

(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2) Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statements of Operations due to timing of share transactions during the year.

(3) Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4) Does not include the expenses of other investment companies in which the Fund invests.

(5) Excluding interest expense and dividends on securities sold short, the following ratios would have been:

Gross expenses to average net assets (6)	N/A		N/A		N/A		N/A		N/A	4.45%

Net expenses to average net assets	N/A		N/A		N/A		N/A		N/A	2.75%

(6) Represents the ratio of expenses to average net assets absent fee waivers or expense reimbursements by the advisor.

(7) Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8) Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(9) Ratios shown in the table above include fees waived by the advisor for investments in affiliated investments. Excluding fees waived by the advisor for investments in affiliated investments, the following ratios would have been:

Gross expenses to average net assets	2.46	% (12)	2.51%		2.64%		N/A		N/A	N/A

Net expenses to average net assets	2.46	% (12)	2.53%		2.75%		N/A		N/A	N/A

(10) The amount of net investment loss on investment per share for the period ended does not align with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(11) Not annualized.

(12) Annualized.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the		For the		For the		For the	For the
	March 31, 2026		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	(Unaudited)		September 30, 2025		September 30, 2024		September 30, 2023		September 30, 2022	September 30, 2021
Net asset value, beginning of period	$24.39		$21.51		$16.34		$16.03		$11.24	$10.43
Activity from investment operations:
Net investment income (loss) (1)	0.12		0.14		0.12		0.14		(0.06)	(0.06)
Net realized and unrealized gain (loss) (2)	(0.49)		3.22		5.45		0.65		4.85	0.87
Total from investment operations	(0.37)		3.36		5.57		0.79		4.79	0.81
Less distributions from:
Net investment income	(0.15)		(0.02)		(0.40)		—		—	—
Return of capital	—		—		—		(0.11)		—	—
Net realized gains	(1.14)		(0.46)		—		(0.37)		—	—
Total distributions	(1.29)		(0.48)		(0.40)		(0.48)		—	—
Net asset value, end of period	$22.73		$24.39		$21.51		$16.34		$16.03	$11.24
Total return (3)	(1.56	)% (8)	15.82	% (8)	34.88	% (8)	5.03	% (8)	42.62%	7.77%
Net assets, at end of period (000s)	$545,176	(10)	$468,502		$176,520		$60,498		$70,029	$10,911
Ratio of gross expenses to average net assets before waiver/recapture (4,5,6)	1.39	% (9,11)	1.44	% (9)	1.57	% (9)	1.78%		1.85%	3.49%
Ratio of net expenses to average net assets after waiver/recapture (4,5)	1.39	% (9,11)	1.46	% (9)	1.68	% (9)	1.75%		1.75%	1.79%
Ratio of net investment income (loss) before waiver/recapture to average net assets (4,7)	1.08	% (11)	0.67%		0.80%		0.88%		(0.50)%	(2.34)%
Ratio of net investment income (loss) after waiver/recapture to average net assets (4,7)	1.08	% (11)	0.65%		0.69%		0.91%		(0.40)%	(0.64)%
Portfolio Turnover Rate	145	% (10)	236%		230%		391%		350%	230%

(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2) Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statements of Operations due to timing of share transactions during the year.

(3) Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4) Does not include the expenses of other investment companies in which the Fund invests.

(5) Excluding interest expense and dividends on securities sold short, the following ratios would have been:

Gross expenses to average net assets (6)	N/A		N/A		N/A		N/A		N/A	3.75%

Net expenses to average net assets	N/A		N/A		N/A		N/A		N/A	1.75%

(6) Represents the ratio of expenses to average net assets absent fee waivers or expense reimbursements by the advisor.

(7) Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8) Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(9) Ratios shown in the table above include fees waived by the advisor for investments in affiliated investments. Excluding fees waived by the advisor for investments in affiliated investments, the following ratios would have been:

Gross expenses to average net assets	1.46	% (11)	1.51%		1.64%		N/A		N/A	N/A

Net expenses to average net assets	1.46	% (11)	1.53%		1.75%		N/A		N/A	N/A

(10) Not annualized.

(11) Annualized.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the	For the		For the		For the		For the
	March 31, 2026		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	(Unaudited)		September 30, 2025	September 30, 2024		September 30, 2023		September 30, 2022		September 30, 2021
Net asset value, beginning of period	$10.67		$11.04	$10.12		$10.49		$10.98		$10.65
Activity from investment operations:
Net investment income (loss) (1)	0.21		0.26	0.31		0.31		(0.03)		0.23
Net realized and unrealized gain (loss) (2)	(0.13)		(0.36)	0.91		(0.39)		(0.18)		0.42
Total from investment operations	0.08		(0.10)	1.22		(0.08)		(0.21)		0.65
Less distributions from:
Net investment income	(0.20)		(0.27)	(0.30)		(0.28)		(0.01)		(0.23)
Return of capital	—		—	—		(0.01)		(0.00	) (3)	—
Net realized gains	—		—	—		—		(0.27)		(0.09)
Total distributions	(0.20)		(0.27)	(0.30)		(0.29)		(0.28)		(0.32)
Net asset value, end of period	$10.55		$10.67	$11.04		$10.12		$10.49		$10.98
Total return (4)	0.78	% (9)	(0.87)%	12.24	% (8)	(0.75	)% (8)	(1.93)%		6.13%
Net assets, at end of period (000s)	$16,837		$16,898	$12,646		$3,509		$4,483		$1,872
Ratio of gross expenses to average net assets before waiver/recapture (5,6)	1.19	% (10)	1.18%	1.19%		1.22%		1.23%		1.40%
Ratio of net expenses to average net assets after waiver/recapture (5)	1.19	% (10)	1.18%	1.22%		1.25%		1.25%		1.25%
Ratio of net investment income (loss) before waiver/recapture to average net assets (5,7)	3.85	% (10)	2.50%	2.96%		2.96%		(0.30)%		1.94%
Ratio of net investment income (loss) after waiver/recapture to average net assets (5,7)	3.85	% (10)	2.50%	2.93%		2.93%		(0.32)%		2.09%
Portfolio Turnover Rate	5	% (9)	360%	13%		289%		563%		12%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statements of Operations due to timing of share transactions during the year.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower. (5) Does not include the expenses of other investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waivers or expense reimbursements by the advisor.

(7)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(9)	Not annualized.

(10)	Annualized.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the	For the		For the		For the	For the
	March 31, 2026		Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	(Unaudited)		September 30, 2025	September 30, 2024		September 30, 2023		September 30, 2022	September 30, 2021
Net asset value, beginning of period	$10.50		$10.88	$9.98		$10.35		$10.91	$10.59
Activity from investment operations:
Net investment income (loss) (1)	0.16		0.18	0.23		0.22		(0.12)	0.15
Net realized and unrealized gain (loss) (2)	(0.11)		(0.36)	0.90		(0.37)		(0.17)	0.41
Total from investment operations	0.05		(0.18)	1.13		(0.15)		(0.29)	0.56
Less distributions from:
Net investment income	(0.17)		(0.20)	(0.23)		(0.21)		—	(0.15)
Return of capital	—		—	—		(0.01)		—	—
Net realized gains	—		—	—		—		(0.27)	(0.09)
Total distributions	(0.17)		(0.20)	(0.23)		(0.22)		(0.27)	(0.24)
Net asset value, end of period	$10.38		$10.50	$10.88		$9.98		$10.35	$10.91
Total return (3)	0.43	% (8)	(1.66)%	11.40	% (7)	(1.47	)% (7)	(2.70)%	5.31%
Net assets, at end of period (000s)	$3,250		$3,384	$2,930		$1,351		$2,419	$923
Ratio of gross expenses to average net assets before waiver/recapture (4,5)	1.94	% (9)	1.93%	1.94%		1.97%		1.98%	2.15%
Ratio of net expenses to average net assets after waiver/recapture (4)	1.94	% (9)	1.93%	1.97%		2.00%		2.00%	2.00%
Ratio of net investment income (loss) before waiver/recapture to average net assets (4,6)	3.10	% (9)	1.79%	2.17%		2.14%		(1.08)%	1.20%
Ratio of net investment income (loss) after waiver/recapture to average net assets (4,6)	3.10	% (9)	1.79%	2.14%		2.11%		(1.10)%	1.35%
Portfolio Turnover Rate	5	% (8)	360%	13%		289%		563%	12%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statements of Operations due to timing of share transactions during the year.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers or expense reimbursements by the advisor.

(6)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Not annualized.

(9)	Annualized.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the	For the		For the	For the		For the
	March 31, 2026		Year Ended	Year Ended		Year Ended	Year Ended		Year Ended
	(Unaudited)		September 30, 2025	September 30, 2024		September 30, 2023	September 30, 2022		September 30, 2021
Net asset value, beginning of period	$10.69		$11.06	$10.14		$10.50	$10.98		$10.65
Activity from investment operations:
Net investment income (loss) (1)	0.22		0.30	0.34		0.33	(0.01)		0.26
Net realized and unrealized gain (loss) (2)	(0.12)		(0.37)	0.91		(0.37)	(0.18)		0.41
Total from investment operations	0.10		(0.07)	1.25		(0.04)	(0.19)		0.67
Less distributions from:
Net investment income	(0.22)		(0.30)	(0.33)		(0.31)	(0.02)		(0.25)
Return of capital	—		—	—		(0.01)	(0.00	) (3)	—
Net realized gains	—		—	—		—	(0.27)		(0.09)
Total distributions	(0.22)		(0.30)	(0.33)		(0.32)	(0.29)		(0.34)
Net asset value, end of period	$10.57		$10.69	$11.06		$10.14	$10.50		$10.98
Total return (4)	0.90%		(0.62)%	12.49	% (8)	(0.40)%	(1.78)%		6.39%
Net assets, at end of period (000s)	$267,827	(9)	$267,695	$287,252		$193,428	$164,336		$86,253
Ratio of gross expenses to average net assets before waiver/recapture (5,6)	0.94	% (10)	0.93%	0.94%		0.97%	0.98%		1.15%
Ratio of net expenses to average net assets after waiver/recapture (5)	0.94	% (10)	0.93%	0.97%		1.00%	1.00%		1.00%
Ratio of net investment income (loss) before waiver/recapture to average net assets (5,7)	4.10	% (10)	2.83%	3.19%		3.23%	(0.10)%		2.18%
Ratio of net investment income (loss) after waiver/recapture to average net assets (5,7)	4.10	% (10)	2.83%	3.16%		3.20%	(0.12)%		2.33%
Portfolio Turnover Rate	5	% (9)	360%	13%		289%	563%		12%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statements of Operations due to timing of share transactions during the year.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waivers or expense reimbursements by the advisor.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(9)	Not annualized.

(10)	Annualized.

See accompanying notes to financial statements.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2026

1.	ORGANIZATION

Counterpoint Tactical Income Fund, Counterpoint Tactical Equity Fund and Counterpoint Tactical Municipal Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objectives of the Funds are as follows:

Counterpoint Tactical Income Fund – seeks income and capital preservation.
Counterpoint Tactical Equity Fund – seeks capital appreciation and preservation.
Counterpoint Tactical Municipal Fund – seeks tax-free income and capital preservation.

Counterpoint Tactical Income Fund and Counterpoint Tactical Municipal Fund are “fund of funds” in that each Fund will generally invest in other investment companies. Each Fund offers three classes of shares: Class A, Class C and Class I shares. Counterpoint Tactical Income Fund commenced operations on December 4, 2014. Counterpoint Tactical Equity Fund commenced operations on November 30, 2015. Counterpoint Tactical Municipal Fund commenced operations on June 11, 2018. Class A shares of the Counterpoint Tactical Income Fund and Class A shares of the Counterpoint Tactical Municipal Fund are offered at net asset value plus a maximum sales charge of 4.50%. Class A shares of the Counterpoint Tactical Equity Fund are offered at net asset value plus a maximum sales charge of 5.75%. Class C and Class I shares of each Fund are offered at net asset value. Each class of each Fund represents an interest in the same assets of that Fund and classes are identical except for differences in their distribution and sales charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods that include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. A Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

Valuation of Underlying Funds – Each Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Each Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the advisor as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Segment Reporting – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2026 for the Funds’ investments measured at fair value:

Counterpoint Tactical Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$2,801,764	$—	$—	$2,801,764
Open End Funds	442,321	—	—	442,321
U.S. Government & Agencies	—	1,462,259,631	—	1,462,259,631
Collateral For Securities Loaned	1,300,650	—	—	1,300,650
Money Market Funds	484,113,139	—	—	484,113,139
Total	$488,657,874	$1,462,259,631	$—	$1,950,917,505

Counterpoint Tactical Equity Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	135,101,392	—	486	135,101,878
Exchange Traded Funds	64,758,453	—	—	64,758,453
U.S. Government & Agencies	—	79,216,677	—	79,216,677
Warrants	7,730	—	—	7,730
Collateral For Securities Loaned	8,766,401	—	—	8,766,401
Money Market Fund	295,695,194	—	—	295,695,194
Total Return Swaps	—	8,719,099	—	8,719,099
Total	$504,329,170	$87,935,776	$486	$592,265,432
Liabilities *
Futures Contracts	$(755,495)	$—	$—	$(755,495)
Total	$(755,495)	$—	$—	$(755,495)

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

Counterpoint Tactical Municipal Fund

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$9,543,388	$—	$—	$9,543,388
Money Market Fund	272,826,483	—	—	272,826,483
Total	$282,369,871	$—	$—	$282,369,871

*	Please refer to the Schedule of Investments for industry classifications.

The following is a reconciliation for the Counterpoint Tactical Equity Fund for which Level 3 inputs were used in determining value:

	Beginning
	balance				Net transfers		Change in
	September 30,				in/(out) of	Total Realized	unrealized	Ending balance
	2025	Conversion	Net Purchases	Net Sales	Level 3	Gain/(Loss)	appreciation	March 31, 2026
Mechel PJSC	$0	$—	$—	$—	$—	$—	$—	$0
ABIOMED, Inc. - CVR	486	—	—	—	—	—	—	486
	$486	$—	$—	$—	$—	$—	$—	$486

Quantitative disclosures of unobservable inputs and assumptions used by the Counterpoint Tactical Equity Fund are below:

Common Stock	Fair Value	Valuation Techniques	Unobservable Input	Input
Mechel PJSC	$—	Market Approach	Discount for lack of marketability (DLOM)	100%
ABIOMED, Inc. - CVR	$486	Market Approach	Potential future cash payments	$1.02 per share

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. Each Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Futures Contracts – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. A Fund may each purchase or sell futures contracts to hedge against market risk and to reduce return volatility. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

Option Transactions – The Funds are subject to equity price risk and commodity price risk in the normal course of pursuing their investment objectives and each Fund may purchase or sell options to help hedge against risk. When a Fund writes a call option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

Each Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to each Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. Each Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, a Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

Credit Default Swaptions – Credit default swaptions may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Credit Default Swaps – Certain Funds may enter into credit default swaps (“CDS”). CDS are two-party contracts that transfer credit exposure between the parties. One party (the “buyer”) receives credit protection and the other party (the “seller”) takes on credit risk. The buyer typically makes predetermined period payments to the seller in exchange for the seller’s commitment to purchase the underlying reference obligation if a defined credit event occurs, such as default, bankruptcy or failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. If the defined credit event occurs, the seller must pay the agreed-upon value of a reference obligation to the counterparty or perform pursuant to the agreement. The buyer must then surrender the reference obligation to the seller. As a seller of credit protection in a CDS, a Fund would be liable for the notional amount of the swap.

Swap Agreements – The Funds may hold equities subject to equity price risk. Each Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

agreement is recorded as a realized gain or loss on the Statements of Operations. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. The fair value of these financial instruments are located under unrealized appreciation (depreciation) on total return swaps on the Statements of Assets and Liabilities. The realized gain (loss) on swap contracts and change in unrealized appreciation (depreciation) on swap contracts are located on the Statements of Operations.

Securities Lending Risk – A Fund may lend portfolio securities to institutions, such as banks and certain broker-dealers. The Funds may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with a Fund.

Market Risk – Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; tariffs and trade wars, climate change and climate-related events; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to the Funds’ net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected.

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Federal Income Taxes – It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2023 through September 30, 2025 or expected to be taken in the Funds’ September 30, 2026 tax returns.

Each Fund identifies its major tax jurisdictions as U.S. federal, Ohio, and foreign jurisdictions where the Fund makes significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended March 31, 2026, the Funds did not incur any interest or penalties.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Counterpoint Mutual Funds, LLC (the “Advisor”) serves as investment advisor to the Funds. Subject to the oversight of the Board, the Advisor is responsible for the management of the Funds’ investment portfolios. Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Advisor directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Counterpoint Tactical Income Fund and Counterpoint Tactical Equity Fund pay the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 1.25% of each Fund’s average daily net assets. As compensation for its services and the related expenses borne by the Advisor, the Counterpoint Tactical Municipal Fund pays the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 0.70% of the Fund’s average daily net assets.

For the six months ended March 31, 2026, the Advisor earned advisory fees as follows:

Advisory Fee
Counterpoint Tactical Income Fund	$12,655,108
Counterpoint Tactical Equity Fund	$3,406,974
Counterpoint Tactical Municipal Fund	$1,014,667

Pursuant to a series of written contracts (the “Waiver Agreements”), the Advisor has contractually agreed to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses, until at least February 1, 2027, to ensure that Total Annual Fund Operating Expenses After Fee Waiver (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor))) do not exceed 2.00%, 2.75% and 1.75% of the daily average net assets attributable to Class A, Class C and Class I shares, respectively, of the Counterpoint Tactical Income Fund and Counterpoint Tactical Equity Fund and 1.25%, 2.00% and 1.00% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively, of the Counterpoint Tactical Municipal Fund. Fee waivers and expense reimbursements are subject to possible recoupment from the Funds in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits then in place and in place at the time of waiver. The Board may terminate this expense reimbursement arrangement at any time upon 60 days’ written notice to the Advisor. During the six months ended March 31, 2026, the Advisor did not waive or recapture advisory fees pursuant to the Waiver Agreements. As of March 31, 2026, there are no previously waived fees available for recapture.

During the six months ended March 31, 2026, the Counterpoint Tactical Income Fund invested a portion of its assets in the Counterpoint High Yield Trend ETF and the Counterpoint Tactical Equity Fund invested a portion of its assets in the Counterpoint Quantitative Equity ETF which are also managed by the Advisor. The Advisor waived $6,486 of its advisory fee based on the Counterpoint Tactical Income Fund’s investment in the Counterpoint High Yield Trend ETF and $194,773 of its advisory fee based on the Counterpoint Tactical Equity Fund’s investment in the Counterpoint Quantitative Equity ETF both of which are not subject to recapture.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of each Fund, the Trust’s Master Distribution and Shareholder Servicing Plan for Class A and Class C shares (the “Plans”), as amended, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plans, the Funds may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% of the average daily net assets for Class C shares for such distribution and shareholder service activities. For the six months ended March 31, 2026, the Funds incurred distributions fees as follows:

	Class A	Class C
Counterpoint Tactical Income Fund	$137,829	$395,452
Counterpoint Tactical Equity Fund	$48,052	$22,992
Counterpoint Tactical Municipal Fund	$20,538	$16,393

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. During the six months ended March 31, 2026, the Distributor received underwriting commissions for sales of Class A shares as follows:

		Amount Retained by
	Underwriter Commissions	Principal Underwriter
Counterpoint Tactical Income Fund	$32,104	$4,525
Counterpoint Tactical Equity Fund	$137,212	$20,966
Counterpoint Tactical Municipal Fund	$938	$126

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

4.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2026, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments were as follows:

	Purchases	Sales
Counterpoint Tactical Income Fund	$74,913,686	$1,717,695,095
Counterpoint Tactical Equity Fund	$367,016,556	$420,662,117
Counterpoint Tactical Municipal Fund	$13,011,638	$282,632,874

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

5.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative instruments on the Statements of Assets and Liabilities as of March 31, 2026.

Counterpoint Tactical Equity Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity Contract/Equity Price Risk	Unrealized appreciation on total return swaps	$8,719,099

Equity Contract/Equity Price Risk	Unrealized depreciation on futures contracts	(755,495)

The following is a summary of the effect of derivative instruments on the Statements of Operations for the six months ended March 31, 2026.

Counterpoint Tactical Income Fund

		Change in Unrealized
Contract type/	Realized Loss	Depreciation
Primary Risk Exposure	On Swap Contracts	On Swap Contracts
Fixed Income Contracts/Credit Risk	$(4,617,683)	$(461,153)

Counterpoint Tactical Equity Fund

		Change in Unrealized
Contract type/	Realized Loss	Depreciation
Primary Risk Exposure	On Futures Contracts	On Futures Contracts
Equity Contracts/Equity Price Risk	$(5,599,573)	$(1,061,560)

		Change In Unrealized
Contract type/	Realized Loss	Appreciation
Primary Risk Exposure	On Future Options Purchased	On Future Options Purchased
Equity Contracts/Equity Price Risk	$(2,306,558)	$—

		Change in Unrealized
Contract type/	Realized Gain	Depreciation
Primary Risk Exposure	On Swap Contracts	On Swap Contracts
Equity Contracts/Equity Price Risk	$3,522,282	$(14,282,754)

The notional value of the derivative instruments outstanding as of March 31, 2026 as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

During the six months ended March 31, 2026, the Funds were not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at March 31, 2026 for the Funds.

Counterpoint Tactical Equity Fund

Description	Counterparty	Gross Amounts of Recognized Assets		Gross Amounts of Recognized Liabilities		Net Amounts Presented in the Statements of Assets & Liabilities	Financial Instruments Pledged	Cash Collateral Pledged		Net Amount of Assets & Liabilities
Unrealized appreciation (depreciation) on total return swaps	JP Morgan	$13,322,022	(1)	$(5,803,717	) (1)	$7,518,305	$—	$—		$7,518,305
Unrealized appreciation (depreciation) on total return swaps	Morgan Stanley	1,720,338	(1)	(519,544	) (1)	1,200,794	—	—		1,200,794
Unrealized appreciation on futures contracts	Goldman Sachs	—		(755,495	) (1)	(755,495)	—	755,495	(2)	—
		$15,042,360		$(7,078,756)		$7,963,604	$—	$755,495		$8,719,099

(1)	Value as presented in the Schedule of Investments.

(2)	The amount is limited to the derivative liability balance and does not include excess collateral pledged to the counterparty. Total collateral amounts are presented in the Statements of Assets and Liabilities.

As of March 31, 2026, the Funds held cash collateral at the broker for futures and swaps. These amounts are listed in the Statements of Assets and Liabilities under “cash held for collateral at broker” as follows:

Cash Held For Collateral At Broker
Counterpoint Tactical Income Fund	$4,676,996
Counterpoint Tactical Equity Fund	11,859,781
Counterpoint Tactical Municipal Fund	423,433

As of March 31, 2026, the Counterpoint Tactical Equity Fund held securities as collateral for total return swaps in the amount of $75,242,357 as shown in the Schedule of Investments.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at March 31, 2026, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	Depreciation
Counterpoint Tactical Income Fund	$1,957,758,897	$58,067	$(6,899,459)	$(6,841,392)
Counterpoint Tactical Equity Fund	574,163,559	26,126,309	(8,779,931)	17,346,378
Counterpoint Tactical Municipal Fund	282,832,085	9,197	(471,411)	(462,214)

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the fiscal years ended September 30, 2025 and September 30, 2024 was as follows:

For the year ended September 30, 2025:

	Ordinary	Long-Term		Return of
	Income	Capital Gains	Exempt Income	Capital	Total
Counterpoint Tactical Income Fund	$100,614,283	$—	$—	$—	$100,614,283
Counterpoint Tactical Equity Fund	5,445,427	813,849	—	—	6,259,276
Counterpoint Tactical Municipal Fund	443,636	—	7,882,227	—	8,325,863

For the year ended September 30, 2024:

	Ordinary	Long-Term		Return of
	Income	Capital Gains	Exempt Income	Capital	Total
Counterpoint Tactical Income Fund	$87,561,213	$—	$—	$—	$87,561,213
Counterpoint Tactical Equity Fund	1,636,938	—	—	—	1,636,938
Counterpoint Tactical Municipal Fund	100,141	—	7,917,989	—	8,018,130

As of September 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation	Accumulated
	Tax-Exempt Income	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Counterpoint Tactical Income Fund	$—	$595,912	$—	$—	$(15,304,129)	$—	$38,532,550	$23,824,333
Counterpoint Tactical Equity Fund	—	707,702	22,561,973	—	—	—	46,147,522	69,417,197
Counterpoint Tactical Municipal Fund	116,818	—	—	—	(4,808,105)	—	5,835,655	1,144,368

The difference between book basis and tax basis undistributed net investment income (loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the mark-to-market treatment on swaps, futures contracts, and passive foreign investment companies, adjustments for partnerships, C-Corporation return of capital distributions, and the tax deferral of losses on wash sales.

At September 30, 2025, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carry forwards utilized, as follows:

	Non-Expiring			Capital Loss Carry
	Short-Term	Long-Term	Total	Forward Utilized
Counterpoint Tactical Income Fund	$15,304,129	$—	15,304,129	8,383,911
Counterpoint Tactical Equity Fund	—	—	—	—
Counterpoint Tactical Municipal Fund	4,808,105	—	4,808,105	1,479,490

During the fiscal period ended September 30, 2025, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the use of tax equalization credits, and adjustments for prior year tax returns resulted in reclassification for the year ended September 30, 2025 for the Funds as follows:

Paid
	In	Accumulated
	Capital	Earnings (Losses)
Counterpoint Tactical Income Fund	$—	$—
Counterpoint Tactical Equity Fund	3,505,812	(3,505,812)
Counterpoint Tactical Municipal Fund	—	—

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Counterpoint Tactical Equity Fund and Counterpoint Tactical Municipal Fund (the “Funds”) currently invest a portion of their assets in the underlying investment companies mentioned in the table below. The Funds may redeem their investments in these underlying investment companies at any time if the Advisor determines that it is in the best interest of Funds and their shareholders to do so. The performance of the Funds will be directly affected by the performance of the underlying investment companies. The financial statements of the below mentioned investment companies, including their portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements. As of March 31, 2026, the percentage of the net assets invested in each underlying investment company were as follows.

Fund	Underlying Investment	% of Net Assets
Counterpoint Tactical Equity Fund	Fidelity Treasury Portfolio, Class I	49.5%
Counterpoint Tactical Municpal Fund	BlackRock Liquidity Funds MuniCash, Institutional Class	94.8%

9.	INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES

Companies that are affiliates at March 31, 2026 are noted in each Fund’s Schedule of Investments. The financial statements for the investments noted in the table below can be found at https://counterpointfunds.com/resources/. Transactions during the period with the companies that are affiliated or were affiliates at the beginning of the period are as follows:

Counterpoint Tactical Income Fund

Net Change in
	Fair Value				Unrealized		Dividend
	Beginning of			Realized Gain	Appreciation/	Fair Value	Credited to	Shares End
	Period	Purchases	Sales Proceeds	(Loss)	(Depreciation)	End of Period	Income	of Period
Counterpoint High Yield Trend ETF	$2,353,713	$524,330	$—	$—	$(76,279)	$2,801,764	$75,909	131,600

Counterpoint Tactical Equity Fund

Net Change in
	Fair Value				Unrealized		Dividend
	Beginning of			Realized Gain	Appreciation/	Fair Value	Credited to	Shares End
	Period	Purchases	Sales Proceeds	(Loss)	(Depreciation)	End of Period	Income	of Period
Counterpoint Quantitative Equity ETF	$51,357,329	$10,222,812	$—	$—	$3,178,312	$64,758,453	$516,846	1,549,616

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

10.	SECURITIES LENDING

Under an agreement (the “Securities Lending Agreement”) with J.P. Morgan, the Funds can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. The Securities Lending Agreement requires that loans are collateralized at all times in an amount equal to at least 100% of the value of any loaned securities at the time of the loan. Each Fund receives compensation in the form of fees. The amount of fees depends on a number of factors including the type of security and length of the loan. Each Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Fund. Each Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. The cash collateral is held by the custodian in accordance with the custody agreement. Each Fund could experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

The following table sets forth the remaining contractual maturity of the collateral held by the Funds as of March 31, 2026:

		Overnight and	Up to	30-90	Greater than
Fund	Collateral For Securities Loaned	Continuous	30 days	days	90 Days	Total
Counterpoint Tactical Income Fund	Dreyfus Treasury Obligations Cash Management
	Fund, Institutional Class	$1,300,650	$—	$—	$—	$1,300,650
	U.S. Treasury Bonds Maturing 8/2026 -8/2054	—	—	—	13,258,835	13,258,835
	U.S. Treasury Notes Maturing 4/2026 -11/2035	—	7	—	114,882,783	114,882,790
		$1,300,650	$7	$—	$128,141,618	$129,442,275

Counterpoint Tactical Equity Fund	Dreyfus Treasury Obligations Cash Management	$8,766,401	$—	$—	$—	$8,766,401
	Fund, Institutional Class
	U.S. Treasury Bills Maturing 4/2026 -5/2026	—	319	26	—	345
	U.S. Treasury Bonds Maturing 8/2028 -5/2055	—	—	—	3,029,743	3,029,743
	U.S. Treasury Notes Maturing 4/2026 -11/2035	—	851	425	4,534,322	4,535,598
		$8,766,401	$1,170	$451	$7,564,065	$16,332,087

At March 31, 2026, the Funds loaned securities and received cash collateral for the loan. This cash was invested in the Dreyfus Treasury Obligations Cash Management Fund Institutional Class. Each Fund receives compensation relating to the lending of its securities as reflected in the Statement of Operations.

The securities loaned are noted in the Schedule of Investments. The fair value of the securities loaned for the Funds at March 31, 2026 were as follows.

Fair Value of
Securities Loaned
Counterpoint Tactical Income Fund	$126,359,766
Counterpoint Tactical Equity Fund	16,455,093

The fair value of the “Collateral for Securities Loaned” on the Schedule of Investments includes only cash collateral received and reinvested. As of March 31, 2026, the total collateral for securities loaned was as follows:

Collateral for
Securities Loaned
Counterpoint Tactical Income Fund	$1,300,650
Counterpoint Tactical Equity Fund	8,766,401

These amounts are offset by a liability recorded as “Securities lending collateral” as shown on the Statement of Assets and Liabilities.

The Counterpoint Tactical Income Fund and the Counterpoint Tactical Equity Fund received non-cash collateral in the amount of $128,141,625 and $7,565,686, respectively. Non-cash collateral cannot be pledged or sold by the fund.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

11.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2026, the shareholders listed below held more than 25% of a Fund and may be deemed to control that Fund. The Funds have no knowledge as to whether all or any portion of the shares owned of record within the omnibus accounts listed below are also owned beneficially.

Shareholder	Fund	Percent
Charles Schwab & Co., Inc.	Counterpoint Tactical Income Fund	27.27%
LPL Financial	Counterpoint Tactical Income Fund	33.09%
Charles Schwab & Co., Inc.	Counterpoint Tactical Equity Fund	26.50%
LPL Financial	Counterpoint Tactical Equity Fund	32.61%
Charles Schwab & Co., Inc.	Counterpoint Tactical Municipal Fund	28.18%
National Financial Services LLC	Counterpoint Tactical Municipal Fund	34.15%

12.	NEW ACCOUNTING PRONOUNCEMENT

The Funds have adopted the FASB ASU 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures”, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in ASU 2023-09 are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Funds’ adoption of ASU 2023-09 did not have a material impact on each Fund’s financial statements.

13.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

COUNTERPOINT FUNDS
ADDITIONAL INFORMATION (Unaudited)
March 31, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By /s/ Brian Curley
Brian Curley
Principal Executive Officer
Date: 6/2/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian Curley
Brian Curley
Principal Executive Officer
Date: 6/2/2026

By /s/ Richard Gleason
Richard Gleason
Principal Financial Officer
Date: 6/2/2026